Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 1,506.8	$ 1,304.7	$ 1,183.2
Operating expenses
Cost of services (exclusive of depreciation and amortization below)	531.6	500.2	473.9
Selling, general and administrative	499.7	434.9	353.3
Depreciation and amortization	278.4	241.2	186.8
Total operating expenses	1,309.7	1,176.3	1,014.0
Operating income (loss)	197.1	128.4	169.2
Non-operating income and expense
Interest expense	(134.2)	(190.0)	(197.6)
Interest income	3.8	3.3	1.7
Earnings from equity method investments	8.8	12.5	13.7
Other income and (expense), net	(48.9)	44.0	(12.9)
Total non-operating income and expense	(170.5)	(130.2)	(195.1)
Income (loss) before income taxes	26.6	(1.8)	(25.9)
Provision for income taxes	(11.3)	(2.6)	(2.3)
Net income (loss)	15.3	(4.4)	(28.2)
Less: net income attributable to noncontrolling interests	(9.4)	(8.1)	(6.9)
Net income (loss) attributable to TransUnion	$ 5.9	$ (12.5)	$ (35.1)
Earnings Per Share, Basic	$ 0.04	$ (0.09)	$ (0.24)
Earnings Per Share, Diluted	$ 0.04	$ (0.09)	$ (0.24)
Weighted average shares outstanding	165.3	147.3	146.4
Weighted average dilutive shares outstanding	166.8	147.3	146.4